Debt	12 Months Ended
Mar. 31, 2012
Debt
10.	Debt

	March 31,	March 31,
	2012	2011

Short Term Debt

Note Payable	$-	$100
Equipment Leases and accrued interest on debt	2	15
Senior secured note, short term accrued interest	73	66
Secured Note, short term accrued interest	-	92
	$75	$273

	March 31,	March 31,
	2012	2011

Long Term Debt

Senior secured note, including PIK interest, net of discount, of $1,020 and $1,856, respectively	$1,881	$776
Convertible note, including accrued interest, net of discount, of $1,132 and $0, respectively	60	-
Secured note, including PIK interest	1,136	3,685

	$3,077	$4,461

Convertible Debt

On December 29, 2011, the Company sold and issued $7,000 of subordinated short term convertible notes (the “New Convertible Note”). The New Convertible Note is subordinated to the New Senior Secured Notes. The New Convertible Note bears interest at a rate of 3% per annum payable at the time of conversion. The term of the New Convertible Note is the earlier of (i) the date of the Company’s next equity financing round or (ii) the date that is one year following the date of the New Convertible Note. The New Convertible Note will automatically convert into shares of the Company’s common stock one year from the date of the New Convertible Note at a conversion price equal to (x) if in connection with a next equity financing round, a 25% discount to the actual or implied stock price in such financing or (y) if the Company does not complete the next equity financing round within one year of the date of the New Convertible Note, at 75% of the average trading price of the Company’s common stock for the 30-day period immediately prior to conversion. In no event shall the conversion price be less than $0.50.

The purchaser of the New Convertible Note also received a warrant (“Convertible Note Warrant”) to purchase shares of common stock of the Company. The number of shares which may be purchased under the Convertible Note Warrant is equal to an amount calculated by multiplying 25% by the quotient obtained by dividing the amount of the principal under the New Convertible Note outstanding immediately prior to conversion by the conversion price. The conversion price is to be determined based on a qualified event or one year with an exercise price of no less than $0.50 per share. The Convertible Note Warrant has a five year term and the issuer can require conversion of the Convertible Note Warrant if (i) the common stock of issuer is traded on NASDAQ (or other national stock exchange); (ii) for at least (60) consecutive days at a price equal to or greater than 150% of the Conversion Price, and (iii) the common stock has traded with an average daily volume of at least 200,000 shares. The Convertible Note Warrant was initially recorded as a derivative liability upon issuance. As discussed in Note 12, the Company received a waiver from the Senior Secured Convertible note holders on March 26, 2012 which allowed the Company to reclassify the Convertible Note Warrant from a derivative liability to additional paid-in capital.

The Company determined that the New Convertible Note has an embedded conversion feature that is required to be bifurcated and measured at fair value at each reporting. At the date of issuance, the fair value of the embedded conversion feature and the Convertible Note Warrant of the New Convertible Note was $6,078 using the Black-Scholes option pricing model with the following assumptions:

•	Expected life of 1 year
•	Risk free interest rate of .12%
•	Dividend yield of 0%
•	Volatility of 175%

The Company determined the fair value of the Convertible Note Warrants to be $2,177, using the Black-Scholes option pricing model with the following assumptions:

•	Expected life of 5 years
•	Risk free interest rate of .88%
•	Dividend yield of 0%
•	Volatility of 175%

The combined total discount pertaining to the conversion feature of the New Convertible Note and the Convertible Note Warrant was originally limited to the face value of the New Convertible Note of $7,000 and is being amortized over the term of the New Convertible Note, with the $1,255 fair value that exceeded the face value being charged to operations as interest expense.

On March 1, 2012, the Company amended the New Convertible Note including the following amendments:

•	The conversion price was amended to $0.70 for the entire principal and all accrued and unpaid interest.

•	The warrants to become exercisable as of March 1, 2012. Previously the warrants could only be exercised by the holder on or after the date on which the common stock had traded on NASDAQ (or any other nationally recognized securities exchange) at a price equal to or greater than the conversion price for a period of 60 consecutive trading days with an average daily volume of at least 200,000 shares.

•	The warrant exercise price was amended to $0.70.

On March 1, 2012, the entire amount of the New Convertible Note of $7,000 including accrued interest of $37 was converted into 10,053 shares based on an agreed upon conversion rate of $0.70. The Company assessed the debt modification for the New Convertible Note and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a gain on extinguishment of debt of $2,117 for the year ended March 31, 2012.

The Company had recorded a debt discount based on the fair value of the Convertible Note Warrant and the embedded conversion feature. Due to the conversion of the New Convertible Note, the Company expensed the $7,000 debt discount to interest expense.

ValueAct Note

As described in Note 8, in connection with the disposal of AMV on June 21, 2010, all amounts due and payable under the AMV Note were released, and the ValueAct Note was amended and restated in its entirety and reduced to $3,500 of principal (the “Amended ValueAct Note”).

On December 16, 2011, the ValueAct Note was purchased in its entirety by Taja LLC (“Taja) and was amended to remove certain negative covenants from the Note (the “Amended Taja Note”). The Purchase of the ValueAct Note was independent of the Company, and the Company did not receive or pay out any cash related to this transaction.

On December 29, 2011, the Company and Taja entered into a binding term sheet for convertible note financing (“Taja Convertible Note”) and effectively a third amendment to the Second Amended Note (“Third Amended Note”). The Taja Convertible Note became effective on February 27, 2012. The Third Amended Note (1) changed the maturity date from June 21, 2013 to June 21, 2015, (2) extended the payment in kind (“PIK”) election to the note through the revised term, and (3) stripped out $3,000 of principal to create the Taja Convertible Note, leaving a principal balance of $500 plus accrued interest of $562 for a total of $1,062. As consideration for amending the note, Taja also received a warrant (“Incentive Warrant”) to purchase 2,000 shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment. Taja also received 25% warrant coverage (“Coverage Warrant”) determined by dividing the principal amount of the Taja Convertible Note by the conversion price multiplied by 25%. The Incentive Warrant and the Coverage Warrant have a five year term and vest one year from issue date. The Coverage Warrant was initially recorded as a derivative liability upon issuance. As discussed in Note 12, the Company received a waiver from the Senior Secured Convertible note holders on March 26, 2012 which allowed the Company to reclassify the Convertible Note Warrant from a derivative liability to additional paid-in capital. The Company assessed the debt modification for the Third Amended Note and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a loss on extinguishment of debt of $1,459 for the year ended March 31, 2012.

On March 1, 2012, the Company and Taja entered into a second binding term sheet (“Amended Taja Convertible Note”) to amend certain provisions of the December 29, 2011 binding term sheet (1) the maturity date was revised to March 1, 2014, (2) the conversion price was amended to $0.70 share, (3) conversion of the note must not cause the holder to exceed 4.9% ownership, except that on the maturity date the entire remaining amount of principle and interest shall automatically convert into shares of common stock of the Company (4) the Amended Taja Convertible Note becomes accelerated and immediately due and payable upon the consummation by the Company of one or more equity sales from and after March 1, 2012 resulting in aggregate net proceeds of at least $10,000, (5) the conversion date is to occur the earlier of (x) the date that the long-form documents are executed and delivered to all parties, and (y) March 19, 2012, (6) the 2,000 Incentive Warrants issued as consideration for the Third Amended Note were amended to vest and be exercisable one year from March 1, 2012, (7) the exercise date of the Coverage Warrants was amended to one year following the conversion date, and (8) the term sheet was binding on the parties and their respective successors and assigns regardless of whether the parties execute long form agreements, as opposed to the previous term sheet that contemplated going to long form agreements.

The Company determined that the Amended Taja Convertible Note has an embedded conversion feature that is required to be bifurcated and measured at fair value at each reporting. At the date of issuance, the fair value of the embedded conversion feature was $2,250 using the Black-Scholes option pricing model with the following assumptions:

•	Expected life of 1 years
•	Risk free interest rate of .17%
•	Dividend yield of 0%
•	Volatility of 175%.

The Company determined the fair value of the Coverage Warrant and the Incentive Warrant to be $750 and $1,459, respectively, using the Black-Scholes option pricing model with the following assumptions:

•	Expected life of 5 years
•	Risk free interest rate of .84%
•	Dividend yield of 0%
•	Volatility of 175%.

The combined total discount pertaining to the conversion factor of the Taja Convertible Note and the Coverage warrant was originally limited to the face value of the Taja Convertible Note of $3,000 and is being amortized over the term, with the $837 fair value of the embedded conversion feature that exceeded the face value being charged to operations as interest expense.

On March 19, 2012, the Company issued 2,600 shares of its common stock to Taja for the conversion of $1,820 of the Amended Taja Convertible Note. The Company expensed to interest expense the debt discount on a pro rata basis of the amount converted to the original debt amount to reflect the conversion of the $1,820. During the year ended March 31, 2012, the Company recorded interest expense of $1,873 related to the amortization of the debt discount. The remaining discount of $1,127 will be amortized over the period ending March 1, 2014. The Company assessed the conversion of $1,820 and determined that it met the requirements for extinguishment accounting per FASB ASC 470 and accordingly, recorded a gain on extinguishment of debt of $1,346 for the year ended March 31, 2012.

As of March 31, 2012, the $1,180 outstanding principal balance is convertible into approximately 1,686,000 shares of common stock at a conversion price of $0.70. At March 31, 2012, the if-converted value exceeds the principal by approximately $405.

Senior Secured Convertible Notes

On June 21, 2010, for purposes of capitalizing the Company, the Company sold and issued $2,500 of Senior Secured Convertible Notes due June 21, 2013 of the Company (the “New Senior Secured Notes”) to certain of the Company’s significant stockholders.  The New Senior Secured Notes have a three year term and bear interest at a rate of 10% per annum payable in arrears semi-annually. The entire principal balance is due in one lump sum payment on June 21, 2013. Notwithstanding the foregoing, at any time on or prior to the 18th month following the original issue date of the New Senior Secured Notes, the Company may, at its option, in lieu of making any cash payment of interest, elect that the amount of any interest due and payable on any interest payment date on or prior to the 18th month following the original issue date of the New Senior Secured Notes be added to the principal due under the New Senior Secured Notes. The accrued and unpaid principal and interest due on the New Senior Secured Notes are convertible at any time at the election of the holder into shares of common stock of the Company at a conversion price of $0.15 per share, subject to adjustment. The New Senior Secured Notes are secured by a first lien on substantially all of the assets of the Company and its subsidiaries pursuant to the terms of that certain Guarantee and Security Agreement, dated as of June 21, 2010, among Twistbox, the Company, each of the subsidiaries thereof party thereto, the investors party thereto and Trinad Management. The Amended ValueAct Note is subordinated to the New Senior Secured Notes pursuant to the terms of that certain Subordination Agreement, dated as of June 21, 2010, by and between Trinad Capital Master Fund, and ValueAct, and each of the Company and Twistbox.

Each purchaser of a New Senior Secured Note also received a warrant (“Warrant”) to purchase shares of common stock of the Company at an exercise price of $0.25 per share, subject to adjustment.  For each $1 of New Senior Secured Notes purchased, the purchaser received a Warrant to purchase 3.33 shares of common stock of the Company.  Each Warrant has a five year term.

The Warrants granted to the New Senior Secured Note holders on June 21, 2010 and conversion feature in the New Senior Secured Notes are not considered derivative instruments since the Warrants and the New Senior Secured Notes have a set conversion price and all of the requirements for equity classification were met. The Company determined the fair value of the detachable warrants issued in connection with the New Senior Secured Notes to be $1,678, using the Black-Scholes option pricing model and the following assumptions:  expected life of 5 years, a risk free interest rate of 2.05%, a dividend yield of 0% and volatility of 54.62%. In addition, the Company determined the value of the beneficial conversion feature to be $5,833. The combined total discount for the New Senior Secured Notes is limited to the face value of the New Senior Secured Notes of $2,500 and is being amortized over the term of the New Senior Secured Notes. For the year ended March 31, 2012, the Company amortized $835 of the aforesaid discounts as interest and financing costs in the accompanying consolidated statements of operations. The remaining discount of $1,020 will be amortized over the period ending June 21, 2013.

As of March 31, 2012, the $2,974 outstanding principal and accrued interest is convertible into approximately 19,827 shares of common stock at a conversion price of $0.15. At March 31, 2012, the if-converted value exceeds the principal and accrued interest by approximately $15,663.